CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Non-current assets or disposal groups classified as held for sale		$ 3,877	$ 4,436
Total Equity		$ 7,415,635	$ 7,369,415		$ 7,338,971	$ 7,116,893
Masisa Mexico Group [Member]
Statement [Line Items]
Cash and cash equivalent				$ 9,164
Other current non-financial				321
Trade and other current receivables	[1]			23,163
Accounts receivable from related companies				27,702
Inventories				30,477
Current tax assets				8,769
Investments accounted for using equity method				278
Property, plant and equipment				155,722
Deferred tax assets				3,701
Non-current assets or disposal groups classified as held for sale				49
Total assets				259,346
Trade and other current payables				2,024
Accounts payable to related companies				27,100
Other current provisions				17,832
Current tax liabilities				3,243
Deferred tax liabilities				14,368
Non-current provisions for employee benefits				4,426
Total liabilities				68,993
Total Equity				$ 190,353

[1]	Trade receivables and other current receivables have an insignificant risk of bad debt. At the acquisition date, the bad debt provision was near to 1%, which is in accordance with the Arauco policy.